Investments in subsidiaries - Assets acquired and liabilities assumed in current fiscal year (Details) - CAD ($)	Sep. 30, 2024	Sep. 13, 2024
Disclosure of detailed information about borrowings [line items]
Current assets recognised as of acquisition date	$ 51,902,000
Property, plant and equipment recognised as of acquisition date	1,378,000
Right-of-use assets recognised as of acquisition date	2,341,000
Identifiable intangible assets recognised as of acquisition date	124,399,000
Goodwill recognised as of acquisition date	439,461,000
Current liabilities recognised as of acquisition date	(70,035,000)
Borrowings recognised as of acquisition date	(162,146,000)
Lease liabilities recognised as of acquisition date	(2,341,000)
Identifiable assets acquired, net, excluding cash and cash equivalents	384,959,000
Cash acquired	5,290,000
Net assets acquired	390,249,000
Consideration paid	383,255,000
Consideration payable	6,994,000
Aeyon
Disclosure of detailed information about borrowings [line items]
Current assets recognised as of acquisition date	34,206,000
Property, plant and equipment recognised as of acquisition date	1,029,000
Right-of-use assets recognised as of acquisition date	1,073,000
Identifiable intangible assets recognised as of acquisition date	101,856,000
Goodwill recognised as of acquisition date	397,406,000
Current liabilities recognised as of acquisition date	(54,728,000)
Borrowings recognised as of acquisition date	(162,146,000)
Lease liabilities recognised as of acquisition date	(1,073,000)
Identifiable assets acquired, net, excluding cash and cash equivalents	317,623,000
Cash acquired	218,000
Net assets acquired	317,841,000	$ 317,841,000
Consideration paid	317,841,000
Consideration payable	0
Others
Disclosure of detailed information about borrowings [line items]
Current assets recognised as of acquisition date	17,696,000
Property, plant and equipment recognised as of acquisition date	349,000
Right-of-use assets recognised as of acquisition date	1,268,000
Identifiable intangible assets recognised as of acquisition date	22,543,000
Goodwill recognised as of acquisition date	42,055,000
Current liabilities recognised as of acquisition date	(15,307,000)
Borrowings recognised as of acquisition date	0
Lease liabilities recognised as of acquisition date	(1,268,000)
Identifiable assets acquired, net, excluding cash and cash equivalents	67,336,000
Cash acquired	5,072,000
Net assets acquired	72,408,000
Consideration paid	65,414,000
Consideration payable	$ 6,994,000